Income Taxes (Details) - Schedule of Reconciliation of Differences Between Statutory Income Tax Rate and Effective Income Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Differences Between Statutory Income Tax Rate and Effective Income Tax Rate [Abstract]
PRC statutory rate	25.00%	25.00%	25.00%
Effect of differing tax rates in different jurisdictions	(5.50%)	(0.80%)	2.10%
Permanent difference	0.60%	1.50%	(7.20%)
Favorable tax rate impact	0.00%	7.00%	(12.70%)
Unrecognized loss	0.10%	0.00%	0.00%
Change in valuation allowance	(20.20%)	(27.40%)	0.30%
Income tax (expenses) benefits	0.00%	5.30%	7.50%